LEASES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF SUPPLEMENTAL BALANCE SHEET INFORMATION RELATED TO OPERATING LEASE

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	March 31, 2023	September 30, 2022
	(Unaudited)
Operating lease right-of-use assets	$51,627	$49,145
Right-of-use assets - accumulated amortization	(15,116)	(6,571)
Right-of-use assets, net	$36,511	$42,574

Operating lease liabilities – current	$17,052	$15,833
Operating lease liabilities – non-current	19,459	26,741
Total operating lease liabilities	$36,511	$42,574

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2023 and September 30, 2022:

	March 31, 2023	September 30, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term	2.00 years	2.50 years
Weighted average discount rate *	5%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

As of March 31, 2023, the maturities of operating lease liabilities were as follows:

12 months ending March 31,	Lease payment
2024	$18,491
2025	18,491
2026	1,541
Total future minimum lease payments	38,523
Less: imputed interest	2,012
Total	$36,511

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF MATURITIES OF OPERATING LEASE LIABILITIES

As of March 31, 2023, the maturities of operating lease liabilities were as follows:

12 months ending March 31,	Lease payment
2024	$1,191
2025	1,191
2026	298
Total future minimum lease payments	2,680
Less: imputed interest	150
Total	$2,530

As of September 30, 2022, the maturities of operating lease liabilities were as follows:

12 months ending September 30,	Lease payment
2023	$1,134
2024	1,134
2025	753
Total future minimum lease payments	3,118
Less: imputed interest	211
Total	$2,907

SCHEDULE OF OPERATING LEASES RIGHT OF USE ASSETS

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	March 31, 2023	September 30, 2022
Operating lease right-of-use assets	$5,281	$5,027
Right-of-use assets - accumulated amortization	(2,751)	(2,120)
Right-of-use assets, net	$2,530	$2,907

Operating lease liabilities – current	$1,063	$1,011
Operating lease liabilities – non-current	1,467	1,896
Total operating lease liabilities	$2,530	$2,907

Supplemental balance sheet information related to the Company’s operating leases was as follows:

	September 30, 2022	September 30, 2021
Operating lease right-of-use assets	$5,027	$5,566
Right-of-use assets - accumulated amortization	(2,120)	(1,282)
Right-of-use assets, net	$2,907	$4,284

Operating lease liabilities – current	$1,011	$1,065
Operating lease liabilities – non-current	1,896	3,219
Total operating lease liabilities	$2,907	$4,284

SCHEDULE OF WEIGHTED AVERAGE REMAINING LEASE TERMS AND DISCOUNT RATES FOR OPERATING LEASES

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of March 31, 2023 and September 30, 2022:

	March 31, 2023	September 30, 2022
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.17 years	2.67 years
Weighted average discount rate *	5%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of September 30, 2022 and 2021:

	September 30, 2022	September 30, 2021
Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.67 years	3.67 years
Weighted average discount rate *	5%	5.0%

*	The Company’s lease agreements do not provide a readily determinable implicit rate nor is it available to the Company from its lessors. Instead, the Company estimates its incremental borrowing rate based on the benchmark lending rate for three-year loans as published by Malaysia’s central bank in order to discount lease payments to present value.